Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Useful life
Leasehold improvements	The shorter of lease terms or the estimated useful lives
Automobiles	5 years
Equipment and office furniture	3-5 years

Schedule of amortization estimated useful lives
Useful life
Customer contracts	3 – 10 years
Customer relationship	3 – 10 years
Software	5 years

Schedule of consolidated balance sheet

	As of June 30, 2019
Consolidated balance sheet	As previously reported	Balances under ASC 606	Effect of change higher/(lower)
Current assets
Prepayments, deposits and other assets, net	$1,028,154	$1,405,004	$376,850
Non-current assets
Deferred tax assets, net	$338,221	$384,435	$46,214
Current liabilities
Deferred revenues	$124,192	$-	$(124,192)
Contract liabilities	$-	$685,900	$685,900
Shareholders' equity
Accumulated deficits	$(4,509,729)	$(4,648,373)	$(138,644)

	As of June 30, 2020
Consolidated balance sheet	Balances under ASC 606 (As reported)	Balances under ASC 605	Effect of change higher/(lower)
Current assets
Prepayments, deposits and other assets, net	$1,280,967	$1,235,174	$45,793
Non-current Assets
Deferred tax assets	$203,247	$167,685	$35,562
Current liabilities
Deferred revenue	$-	$595,538	$(595,538)
Contract liabilities	$755,178	$-	$755,178
Shareholders' equity
Accumulated deficits	$(2,680,143)	$(2,601,858)	$(78,285)

Schedule of consolidated statement of comprehensive income

	Year ended June 30, 2020
Consolidated statement of comprehensive income	Balances under ASC 606 (As reported)	Balances under ASC 605	Effect of change higher/(lower)
Revenues	$89,415,798	$88,986,532	$429,266
Cost of revenues	$(58,296,097)	$(57,937,842)	$(358,255)
Income (loss) before income tax and share of income (loss) in equity investees	$3,707,459	$3,636,448	$71,011
Provision (benefits) for income taxes	$835,444	$824,792	$10,652
Income (loss) before share of income (loss) in equity investees	$2,872,015	$2,811,656	$60,359
Net income (loss)	$3,079,378	$3,019,019	$60,359
Net income (loss) attributable to CLPS Incorporation's shareholders	$2,938,239	$2,877,880	$60,359
Basic earnings per common share	$0.20	$0.20	$-
Diluted earnings per common share	$0.20	$0.20	$-

Schedule of fair value financial assets and liabilities

	Fair Value Measurements as of June 30, 2020
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)
Fair value measurements
Recurring
Short-term investments
Trading securities	$-	$636,934	$-

	Fair Value Measurements as of June 30, 2019
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)
Fair value measurements
Recurring
Short-term investments
Trading securities	$-	$1,791,697	$-